Expense Example {- Fidelity® Municipal Income 2025 Fund} - 06.30 Fidelity Defined Maturity Funds Retail Combo PRO-09 - Fidelity® Municipal Income 2025 Fund - Fidelity Municipal Income 2025 Fund	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505